UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2025

Date of reporting period: March 31, 2025

Item 1. Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund II

Vontobel Global Environmental Change Fund

Class A Shares - VNEAX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class A Shares of the Vontobel Global Environmental Change Fund (the "Fund") for the period from October 18, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel Global Environmental Change Fund, Class A Shares	$2	0.05%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.
Footnote†	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.05% (2.87% excluding waiver.)

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,568,904	63	$-	22%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 55.7%
France 9.5%
Japan 5.5%
Netherlands 4.8%
United Kingdom 4.2%
Spain 3.9%
Germany 3.0%
Canada 2.8%
China 2.7%
Taiwan 2.6%
Italy 2.3%
Austria 1.2%
Other Countries 0.7%

Value	Value
Other Countries	0.7%
Austria	1.2%
Italy	2.3%
Taiwan	2.6%
China	2.7%
Canada	2.8%
Germany	3.0%
Spain	3.9%
United Kingdom	4.2%
Netherlands	4.8%
Japan	5.5%
France	9.5%
United States	55.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Linde	3.5%
Iberdrola	3.3%
ANSYS	3.1%
Cie de Saint-Gobain	2.9%
Roper Technologies	2.8%
Union Pacific	2.5%
Prysmian	2.3%
National Grid	2.3%
American Water Works	2.2%
Ecolab	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNEAX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel Global Environmental Change Fund

Class Y Shares - VNEYX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel Global Environmental Change Fund (the "Fund") for the period from October 18, 2024 to March 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel Global Environmental Change Fund, Class Y Shares	$32	0.58%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.80% (2.62% excluding waiver.)

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,568,904	63	$-	22%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.7%
Austria	1.2%
Italy	2.3%
Taiwan	2.6%
China	2.7%
Canada	2.8%
Germany	3.0%
Spain	3.9%
United Kingdom	4.2%
Netherlands	4.8%
Japan	5.5%
France	9.5%
United States	55.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Linde	3.5%
Iberdrola	3.3%
ANSYS	3.1%
Cie de Saint-Gobain	2.9%
Roper Technologies	2.8%
Union Pacific	2.5%
Prysmian	2.3%
National Grid	2.3%
American Water Works	2.2%
Ecolab	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNEYX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel Global Environmental Change Fund

Class Institutional Shares - VNEIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel Global Environmental Change Fund (the "Fund") for the period from January 6, 2025 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel Global Environmental Change Fund, Class Institutional Shares	$0	0.00%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.
Footnote†	The ratio appears lower due to the relative net asset value of Institutional Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.65% (2.47% excluding waiver.)

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$11,568,904	63	$-	22%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.7%
Austria	1.2%
Italy	2.3%
Taiwan	2.6%
China	2.7%
Canada	2.8%
Germany	3.0%
Spain	3.9%
United Kingdom	4.2%
Netherlands	4.8%
Japan	5.5%
France	9.5%
United States	55.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Linde	3.5%
Iberdrola	3.3%
ANSYS	3.1%
Cie de Saint-Gobain	2.9%
Roper Technologies	2.8%
Union Pacific	2.5%
Prysmian	2.3%
National Grid	2.3%
American Water Works	2.2%
Ecolab	2.2%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNEIX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Class A Shares - VNUAX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class A Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 18, 2024 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Class A Shares	$34	0.76%Footnote Reference†
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.
Footnote†	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.90% (1.55% excluding waiver.)

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$19,525,771	39	$-	16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Information Technology
19.8%
Financials
16.6%
Health Care
16.3%
Consumer Staples
13.5%
Industrials
10.5%
Consumer Discretionary
7.8%
Communication Services
5.2%
Materials
4.7%
Real Estate
2.4%

Value	Value
Real Estate	2.4%
Materials	4.7%
Communication Services	5.2%
Consumer Discretionary	7.8%
Industrials	10.5%
Consumer Staples	13.5%
Health Care	16.3%
Financials	16.6%
Information Technology	19.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	5.4%
Coca-Cola	5.3%
Alphabet, Cl A	5.2%
Microsoft	5.1%
Intercontinental Exchange	4.8%
Mastercard, Cl A	4.1%
RB Global	4.1%
CME Group, Cl A	3.9%
Abbott Laboratories	3.7%
Becton Dickinson	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNUAX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Class Y Shares - VNUYX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class Y Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from October 18, 2024 to March 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Class Y Shares	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.65% (1.30% excluding waiver.)

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$19,525,771	39	$-	16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.4%
Materials	4.7%
Communication Services	5.2%
Consumer Discretionary	7.8%
Industrials	10.5%
Consumer Staples	13.5%
Health Care	16.3%
Financials	16.6%
Information Technology	19.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	5.4%
Coca-Cola	5.3%
Alphabet, Cl A	5.2%
Microsoft	5.1%
Intercontinental Exchange	4.8%
Mastercard, Cl A	4.1%
RB Global	4.1%
CME Group, Cl A	3.9%
Abbott Laboratories	3.7%
Becton Dickinson	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNUYX-SAR-2025

The Advisors' Inner Circle Fund II

Vontobel U.S. Equity Fund

Class Institutional Shares - VNUIX

Semi-Annual Shareholder Report: March 31, 2025

This semi-annual shareholder report contains important information about Class Institutional Shares of the Vontobel U.S. Equity Fund (the "Fund") for the period from January 6, 2025 (commencement of operations) to March 31, 2025. You can find additional information about the Fund at https://am.vontobel.com/en/strategies/mutual-funds. You can also request this information by contacting us at 877-734-6278.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Vontobel U.S. Equity Fund, Class Institutional Shares	$0	0.00%Footnote Reference^
Footnote	Description
Footnote*	Costs shown not annualized. If the Fund had been open for the semi-annual period, costs shown would have been higher for the period ended.
Footnote^	The ratio appears lower due to the relative net asset value of Institutional Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.50% (1.15% excluding waiver.)

Key Fund Statistics as of March 31, 2025

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$19,525,771	39	$-	16%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	2.4%
Materials	4.7%
Communication Services	5.2%
Consumer Discretionary	7.8%
Industrials	10.5%
Consumer Staples	13.5%
Health Care	16.3%
Financials	16.6%
Information Technology	19.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	5.4%
Coca-Cola	5.3%
Alphabet, Cl A	5.2%
Microsoft	5.1%
Intercontinental Exchange	4.8%
Mastercard, Cl A	4.1%
RB Global	4.1%
CME Group, Cl A	3.9%
Abbott Laboratories	3.7%
Becton Dickinson	3.4%

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  877-734-6278

  https://am.vontobel.com/en/strategies/mutual-funds

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-734-6278 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

VNUIX-SAR-2025

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedules of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors' Inner Circle Fund II

Vontobel

March 31, 2025

Semi-Annual Financials and Other Information

Investment Adviser:
Vontobel Asset Management, Inc.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL FUNDS MARCH 31, 2025

TABLE OF CONTENTS

Financial Statements (Form N-CSRS Item 7)

Schedules of Investments	1
Statements of Assets and Liabilities	9
Statements of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	20
Other Information (Form N-CSRS Items 8-11) (Unaudited)	36

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.9%

	Shares	Value
AUSTRIA — 1.2%

Industrials — 1.2%
ANDRITZ	2,446	$137,236

CANADA — 2.8%
Industrials — 1.5%
Stantec	2,149	178,126

Materials — 1.3%
West Fraser Timber	1,871	143,707

		321,833

CHINA — 2.7%
Consumer Discretionary — 1.5%
BYD, Cl H	3,500	177,228

Industrials — 1.2%
Contemporary Amperex Technology, Cl A	4,000	140,001

		317,229

DENMARK — 0.7%
Industrials — 0.7%
Vestas Wind Systems *	5,777	79,922

FRANCE — 9.5%
Industrials — 6.1%
Alstom *	7,919	175,412
Cie de Saint-Gobain	3,313	330,032
Schneider Electric	888	204,991
		710,435

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
FRANCE — continued
Materials — 2.2%
Air Liquide	1,337	$253,957

Utilities — 1.2%
Veolia Environnement	4,014	138,049

		1,102,441

GERMANY — 3.0%
Industrials — 3.0%
KION Group	2,656	111,383
Siemens	1,020	235,566
		346,949

ITALY — 2.3%
Industrials — 2.3%
Prysmian	4,745	261,199

JAPAN — 5.5%
Industrials — 4.1%
Daifuku	10,195	250,609
East Japan Railway	11,156	219,891
		470,500

Information Technology — 1.4%
Murata Manufacturing	10,712	165,232

		635,732

NETHERLANDS — 4.8%
Information Technology — 4.8%
ASM International	308	140,354
ASML Holding	284	187,944
NXP Semiconductors	1,186	225,411
		553,709

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
SPAIN — 3.9%
Utilities — 3.9%
EDP Renovaveis	9,353	$77,925
Iberdrola	23,483	379,207
		457,132

TAIWAN — 2.6%
Information Technology — 2.6%
Chroma ATE	13,145	114,865
Delta Electronics	17,000	188,024
		302,889

UNITED KINGDOM — 4.2%
Industrials — 1.9%
Intertek Group	2,030	132,000
Spirax Group	1,152	92,868
		224,868

Utilities — 2.3%
National Grid	20,012	261,042

		485,910

UNITED STATES — 55.7%
Consumer Discretionary — 1.0%
LKQ	2,813	119,665

Financials — 1.5%
HA Sustainable Infrastructure Capital	5,853	171,142

Industrials — 21.4%
Carrier Global	2,314	146,708
Clean Harbors *	879	173,251
Ferguson Enterprises	1,211	194,038
Hubbell, Cl B	358	118,466
Jacobs Solutions	1,462	176,741
Johnson Controls International	1,679	134,505

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
MasTec *	1,108	$129,315
nVent Electric	2,019	105,836
Quanta Services	689	175,130
Regal Rexnord	1,196	136,165
Trane Technologies	482	162,395
Union Pacific	1,209	285,614
Veralto	1,459	142,179
Waste Management	614	142,147
Xylem	2,070	247,282
		2,469,772

Information Technology — 19.9%
ANSYS *	1,137	359,929
Applied Materials	1,217	176,611
Autodesk *	732	191,638
Cadence Design Systems *	846	215,163
First Solar *	465	58,790
Itron *	1,753	183,644
Marvell Technology	2,491	153,371
Power Integrations	1,331	67,215
PTC *	860	133,257
Roper Technologies	556	327,806
Trimble *	2,470	162,156
Universal Display	733	102,239
Zebra Technologies, Cl A *	622	175,752
		2,307,571

Materials — 7.5%
Ecolab	1,013	256,816
Linde	877	408,366
Smurfit WestRock GBP	3,458	155,217
Smurfit WestRock USD	939	42,311
		862,710

Utilities — 4.4%
American Water Works	1,756	259,045

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL GLOBAL ENVIRONMENTAL CHANGE FUND MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
UNITED STATES — continued
NextEra Energy	3,504	$248,399
		507,444

		6,438,304

TOTAL COMMON STOCK
(Cost $10,295,808)		11,440,485

TOTAL INVESTMENTS — 98.9%
(Cost $10,295,808)		$11,440,485

Percentages are based on Net Assets of $11,568,904.
*	Non-income producing security.
Cl — Class

The following is a summary of the inputs used as of March 31, 2025, in valuing the Fund’s investments carried at value :

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Austria	$—	$137,236	$—	$137,236
Canada	321,833	—	—	321,833
China	—	317,229	—	317,229
Denmark	—	79,922	—	79,922
France	—	1,102,441	—	1,102,441
Germany	—	346,949	—	346,949
Italy	—	261,199	—	261,199
Japan	—	635,732	—	635,732
Netherlands	225,411	328,298	—	553,709
Spain	—	457,132	—	457,132
Taiwan	—	302,889	—	302,889
United Kingdom	—	485,910	—	485,910
United States	6,283,087	155,217	—	6,438,304
Total Investments in Securities	$6,830,331	$4,610,154	$—	$11,440,485

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL U.S. EQUITY FUND MARCH 31, 2025 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.8%

	Shares	Value
Communication Services — 5.2%
Alphabet, Cl A	6,560	$1,014,438

Consumer Discretionary — 7.8%
Amazon.com *	5,561	1,058,036
Birkenstock Holding *	584	26,777
Booking Holdings	45	207,311
Home Depot	654	239,684
		1,531,808

Consumer Staples — 13.5%
Brown-Forman, Cl B	5,239	177,812
Casey's General Stores	862	374,142
Coca-Cola	14,462	1,035,768
Mondelez International, Cl A	7,682	521,224
PepsiCo	3,520	527,789
		2,636,735

Financials — 16.6%
Berkshire Hathaway, Cl B *	550	292,919
CME Group, Cl A	2,865	760,056
Intercontinental Exchange	5,458	941,505
Mastercard, Cl A	1,467	804,092
Progressive	1,560	441,496
		3,240,068

Health Care — 16.3%
Abbott Laboratories	5,446	722,412
Becton Dickinson	2,882	660,151
Boston Scientific *	3,969	400,393
IDEXX Laboratories *	926	388,874
Thermo Fisher Scientific	960	477,696
Zoetis, Cl A	3,224	530,831
		3,180,357

Industrials — 10.6%
Copart *	6,342	358,894

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL U.S. EQUITY FUND MARCH 31, 2025 (Unaudited)

COMMON STOCK — continued

	Shares	Value
Ferguson Enterprises	2,440	$390,961
RB Global	7,939	796,282
Union Pacific	2,151	508,152
		2,054,289

Information Technology — 19.7%
Accenture, Cl A	1,132	353,229
Adobe *	1,221	468,290
Akamai Technologies *	825	66,412
Amphenol, Cl A	6,347	416,300
Intuit	1,042	639,778
Keysight Technologies *	1,279	191,556
KLA	296	201,221
Microsoft	2,665	1,000,414
ServiceNow *	205	163,209
Synopsys *	811	347,797
		3,848,206

Materials — 4.7%
CRH	4,052	356,455
Ecolab	1,365	346,055
Vulcan Materials	928	216,502
		919,012

Real Estate — 2.4%
American Tower	2,179	474,150

TOTAL COMMON STOCK
(Cost $12,765,473)		18,899,063

TOTAL INVESTMENTS — 96.8%
(Cost $12,765,473)		$18,899,063

Percentages are based on Net Assets of $19,525,771.
*	Non-income producing security.
Cl — Class

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL U.S. EQUITY FUND MARCH 31, 2025 (Unaudited)

As of March 31, 2025, all of the Fund's investments in securities were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL MARCH 31, 2025 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Vontobel Global Environmental Change Fund	Vontobel U.S. Equity Fund
Assets:
Investments, at Value (Cost $10,295,808 and $12,765,473)	$11,440,485	$18,899,063
Foreign Currency, at Value (Cost $45,938 and $–)	46,430	–
Cash	54,327	552,222
Due from Adviser	16,109	17,983
Dividends and Interest Receivable	12,892	19,998
Foreign Tax Reclaim Receivable	8,920	3,435
Receivable for Investment Securities Sold	–	84,906
Receivable for Capital Shares Sold	–	1,465
Prepaid Expenses	25,765	27,960
Total Assets	11,604,928	19,607,032
Liabilities:
Audit Fees Payable	14,266	14,258
Payable due to Administrator	11,041	11,041
Payable due to Transfer Agent	7,716	7,843
Payable due to Trustees	608	2,007
Payable for Investment Securities Purchased	–	43,070
Chief Compliance Officer Fees Payable	–	816
Other Accrued Expenses	2,393	2,226
Total Liabilities	36,024	81,261
Commitments and Contingencies †
Net Assets	$11,568,904	$19,525,771
Net Assets Consist of:
Paid-in Capital	$13,173,942	$21,971,540
Total Distributable Earnings	(1,605,038)	(2,445,769)
Net Assets	$11,568,904	$19,525,771

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL MARCH 31, 2025 (Unaudited)

	Vontobel Global Environmental Change Fund		Vontobel U.S. Equity Fund
A Shares:
Net Assets	$91		$5,639
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8		329
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.60	‡	$17.14	‡
Y Shares:
Net Assets	$11,568,717		$19,520,032
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	1,001,051		1,139,245
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.56	‡	$17.13	‡
Institutional Shares:
Net Assets	$96		$100
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	8		6
Net Asset Value, Offering and Redemption Price Per Share (Net Assets/Shares Outstanding)	$11.58	‡	$17.16	‡

‡	Net Assets divided by Outstanding Shares do not calculate to the stated NAV due to Net Assets and Outstanding Shares being rounded.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL FUNDS FOR THE PERIOD ENDED MARCH 31, 2025 (Unaudited)

STATEMENTS OF OPERATIONS

	Vontobel Global Environmental Change Fund(1)	Vontobel U.S. Equity Fund(1)
Investment Income:
Dividend Income	$69,770	$216,460
Interest Income	736	13,728
Less: Foreign Taxes Withheld	(4,061)	(1,505)
Total Investment Income	66,445	228,683
Expenses:
Administration Fees	54,493	54,493
Investment Advisory Fees	35,513	77,567
Trustees' Fees	1,298	4,212
Chief Compliance Officer Fees	519	1,683
Distribution Fees (Class A Shares)	–	3
Transfer Agent Fees	20,232	23,615
Audit Fees	14,270	14,270
Registration Fees	5,344	8,028
Custodian Fees	3,060	1,737
Legal Fees	1,319	4,233
Printing Fees	1,049	2,879
Insurance and Other Expenses	5,483	5,707
Total Expenses	142,580	198,427
Less:
Waiver of Investment Advisory Fees	(35,513)	(77,567)
Reimbursement by Investment Adviser	(71,508)	(43,143)
Net Expenses	35,559	77,717
Net Investment Income	30,886	150,966
Net Realized Gain (Loss) on :
Investments (net of Foreign Capital Gains Tax on Appreciated Securities of $– and $(3,615))	479,785	6,278,291
Foreign Currency Transactions	(719)	–
Net Realized Gain (Loss)	479,066	6,278,291
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,818,339)	(6,330,680)
Foreign Currency Transactions	658	–
Net Change in Unrealized Appreciation (Depreciation)	(1,817,681)	(6,330,680)

Net Realized and Unrealized Loss	(1,338,615)	(52,389)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,307,729)	$98,577

(1)	Commenced operations on October 18, 2024.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

Vontobel Global Environmental Change Fund
Period Ended March 31, 2025 (Unaudited)(1)
Operations:
Net Investment Income	$30,886
Net Realized Gain	479,066
Net Change in Unrealized Depreciation	(1,817,681)
Net Decrease in Net Assets Resulting from Operations	(1,307,729)

Distributions:	(297,309)
Capital Share Transactions:
A Shares:
Issued	87
Reinvestment of Distributions	2
Net A Share Transactions	89
Y Shares:
Issued	13,173,447
Reinvestment of Distributions	306
Net Y Share Transactions	13,173,753
Institutional Shares:(2)
Issued	100
Net Institutional Share Transactions	100
Net Increase in Net Assets from Share Transactions	13,173,942
Total Increase in Net Assets	11,568,904
Net Assets:
Beginning of Period	—
End of Period	$11,568,904

(1)	Commenced operations on October 18, 2024.
(2)	Institutional Shares commenced operations on January 6, 2025.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

Vontobel U.S. Equity Fund
Period Ended March 31, 2025 (Unaudited)(1)
Operations:
Net Investment Income	$150,966
Net Realized Gain	6,278,291
Net Change in Unrealized Depreciation	(6,330,680)
Net Increase in Net Assets Resulting from Operations	98,577
Distributions:	(2,544,346)
Capital Share Transactions:
A Shares:
Issued	5,582
Reinvestment of Distributions	6
Net A Share Transactions	5,588
Y Shares:
Issued	42,244,071
Reinvestment of Distributions	979,032
Redeemed	(21,257,251)
Net Y Share Transactions	21,965,852
Institutional Shares:(2)
Issued	100
Net Institutional Share Transactions	100
Net Increase in Net Assets from Share Transactions	21,971,540
Total Increase in Net Assets	19,525,771
Net Assets:
Beginning of Period	—
End of Period	$19,525,771

(1)	Commenced operations on October 18, 2024.
(2)	Institutional Shares commenced operations on January 6, 2025.

Amount designated as “—” is $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL ENVIRONMENTAL CHANGE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

A Shares	Period Ended March 31, 2025(1) (Unaudited)
Net Asset Value, Beginning of Period	$13.16
Income (Loss) from Operations:
Net Investment Income(2)	0.06
Net Realized and Unrealized Loss	(1.33)
Total from Operations	(1.27)
Dividends and Distributions:
Net Investment Income	(0.09)
Net Realized Gain	(0.20)
Total Dividends and Distributions	(0.29)
Net Asset Value, End of Period	$11.60
Total Return*	(9.66)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—
Ratio of Expenses to Average Net Assets	0.05	%†^
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.37	%†
Ratio of Net Investment Income to Average Net Assets	1.12	%†
Portfolio Turnover Rate	22	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
^	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 1.05% (2.87% excluding waiver).
(1)	Commenced operations on October 18, 2024.
(2)	Per share data calculated using average shares method.

Amount designated as “—” has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL ENVIRONMENTAL CHANGE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Institutional Shares(2)	Period Ended March 31, 2025(1) (Unaudited)
Net Asset Value, Beginning of Period	$12.02
Income (Loss) from Operations:
Net Investment Income(3)	0.05
Net Realized and Unrealized Loss	(0.49)
Total from Operations	(0.44)
Dividends and Distributions:
Net Investment Income	—
Net Realized Gain	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$11.58
Total Return*	(3.66)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—
Ratio of Expenses to Average Net Assets	0.00	%†^
Ratio of Expenses to Average Net Assets (Excluding Waivers)	3.68	%†
Ratio of Net Investment Income to Average Net Assets	1.67	%†
Portfolio Turnover Rate	22	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
^	The ratio appears lower due to the relative net asset value of Institutional Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.65% (2.47% excluding waiver).
(1)	Commenced operations on October 18, 2024.
(2)	Institutional Shares class commenced operations on January 6, 2025.
(3)	Per share data calculated using average shares method.

Amount designated as “—” has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
GLOBAL ENVIRONMENTAL CHANGE FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Y Shares	Period Ended March 31, 2025 (Unaudited)(1)
Net Asset Value, Beginning of Period	$13.16
Income (Loss) from Operations:
Net Investment Income(2)	0.03
Net Realized and Unrealized Loss	(1.34)
Total from Operations	(1.31)
Dividends and Distributions:
Net Investment Income	(0.09)
Net Realized Gain	(0.20)
Total Dividends and Distributions	(0.29)
Net Asset Value, End of Period	$11.56
Total Return*	18.57%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$11,569
Ratio of Expenses to Average Net Assets	0.58	%†^
Ratio of Expenses to Average Net Assets (Excluding Waivers)	2.32	%†
Ratio of Net Investment Income to Average Net Assets	0.50	%†
Portfolio Turnover Rate	22	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
^	The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.80% (2.62% excluding waiver).
(1)	Commenced operations on October 18, 2024.
(2)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

A Shares	Period Ended March 31, 2025(1) (Unaudited)
Net Asset Value, Beginning of Period	$18.57
Income (Loss) from Operations:
Net Investment Income(2)	0.05
Net Realized and Unrealized Loss	(0.33)
Total from Operations	(0.28)
Dividends and Distributions:
Net Investment Income	(0.12)
Net Realized Gain	(1.03)
Total Dividends and Distributions	(1.15)
Net Asset Value, End of Period	$17.14
Total Return*	(1.58)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$6
Ratio of Expenses to Average Net Assets	0.76	%†^
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.88	%†
Ratio of Net Investment Income to Average Net Assets	0.64	%†
Portfolio Turnover Rate	16	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
^	The ratio appears lower due to the relative net asset value of A Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.90% (1.55% excluding waiver).
(1)	Commenced operations on October 18, 2024.
(2)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Institutional Shares(2)	Period Ended March 31, 2025(1) (Unaudited)
Net Asset Value, Beginning of Period	$17.13
Income (Loss) from Operations:
Net Investment Income(3)	0.06
Net Realized and Unrealized Loss	(0.03)
Total from Operations	0.03
Dividends and Distributions:
Net Investment Income	—
Net Realized Gain	—
Total Dividends and Distributions	—
Net Asset Value, End of Period	$17.16
Total Return*	0.18%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$—
Ratio of Expenses to Average Net Assets	0.00	%†^
Ratio of Expenses to Average Net Assets (Excluding Waivers)	0.00	%†
Ratio of Net Investment Income to Average Net Assets	1.50	%†
Portfolio Turnover Rate	16	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
^	The ratio appears lower due to the relative net asset value of Institutional Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.50% (1.15% excluding waiver).
(1)	Commenced operations on January 6, 2025.
(2)	Institutional Shares class commenced operations on January 6, 2025.
(3)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	VONTOBEL
U.S. EQUITY FUND

FINANCIAL HIGHLIGHTS
Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period

Y Shares	Period Ended March 31, 2025 (Unaudited)(1)
Net Asset Value, Beginning of Period	$18.57
Income (Loss) from Operations:
Net Investment Income(2)	0.08
Net Realized and Unrealized Loss	(0.38)
Total from Operations	(0.30)
Dividends and Distributions:
Net Investment Income	(0.11)
Net Realized Gain	(1.03)
Total Dividends and Distributions	(1.14)
Net Asset Value, End of Period	$17.13
Total Return*	(1.37)%
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)	$19,520
Ratio of Expenses to Average Net Assets	0.44	%†^
Ratio of Expenses to Average Net Assets (Excluding Waivers)	1.13	%†
Ratio of Net Investment Income to Average Net Assets	0.86	%†
Portfolio Turnover Rate	16	%***

*	Total return is for the period indicated and has not been annualized. Total return would have been lower had certain expenses not been waived and assumed by the Adviser during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
***	Portfolio turnover is for the period indicated and has not been annualized.
†	Annualized.
^

The ratio appears lower due to the relative net asset value of Y Shares. Prospectively, it is expected that the ratio of net expenses to average net assets would be approximately 0.65% (1.30% excluding waiver).

(1)	Commenced operations on January 6, 2025.
(2)	Per share data calculated using average shares method.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund II (the “Trust”) is organized as a Massachusetts statutory trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company with 24 funds. The financial statements herein are those of the Vontobel Global Environmental Change Fund (the “Global Environmental Change”) and Vontobel U.S. Equity Institutional Fund (the “U.S. Equity”) (each a “Fund” and collectively the “Funds”). The investment objective of the Funds is to seek long-term capital appreciation. The Funds are each classified as a diversified, open-end management investment company registered under the 1940 Act.

Vontobel Asset Management, Inc. (the “Adviser”) serves as the investment adviser to the Funds. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held. The U.S. Equity Fund is the successor to the Vontobel U.S. Equity Institutional Fund (the “U.S. Equity Institutional Predecessor Fund”), a series of Advisers Investment Trust, and the Global Environmental Change Fund is the successor to the Vontobel Global Environmental Change Fund (the “Global Environmental Change Predecessor Fund” and, together with the U.S. Equity Institutional Predecessor Fund, the “Predecessor Funds”), a series of Advisers Investment Trust. Vontobel Asset Management, Inc. (the “Adviser”) served as investment adviser to the Predecessor Funds prior to their reorganizations (each, a “Reorganization”) into the Funds on October 18, 2024. The U.S. Equity Institutional Predecessor Fund and the Global Environmental Change Predecessor Fund had substantially similar investment objectives, investment strategies, policies and restrictions as those of the U.S. Equity Fund and the Global Environmental Change Fund, respectively.

The Predecessor Funds dissolved and reorganized into the Institutional Shares of the Fund on October 18, 2024. All of the assets of the Predecessor Funds were transferred to the Fund in connection with the reorganization. The Funds currently offers A Shares, Y Shares and Institutional Shares.

The Global Environmental Change currently offer A Shares, Y Shares and Institutional Shares. The Institutional Shares commenced operations on January 6, 2025.

The U.S. Equity currently offer A Shares, Y Shares and Institutional Shares. The Institutional Shares commenced operations on January 6, 2025.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which market prices are not "readily available" are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the "Board"). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

●	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classifications, refer to the Funds’ Schedules of Investments.

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current periods. The Fund did not record any tax provision in the current periods. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

As of and during the periods ended March 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the periods, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Classes — Class specific expenses, such as distribution fees, are borne by that class of shares. Income, realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative net assets.

Expenses — Expenses that are directly related to the Funds are charged to the Funds. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Funds distribute substantially all of its net investment income annually. Distributions from net realized capital gains, if any, are declared and paid annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Distribution, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the period ended March 31, 2025, Global Environmental Change and U.S. Equity paid $35,513 and $77,567, respectively, for these services.

The Trust has adopted a Distribution Plan (the “Plan”) with respect to A Shares in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares.

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Shares as compensation for distribution and shareholder services. For the period ended March 31, 2025, Global Environmental Change and U.S. Equity paid $0 and $3, respectively, for these services.

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Fund.

SS&C Global Investor & Distribution Solutions, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds at a fee, which is calculated daily and paid monthly at an annual rate below.

Advisory Fee
Vontobel Global Environmental Change Fund	0.65%
Vontobel U.S. Equity Fund	0.50%

The Adviser has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, class-specific expenses (including Distribution (12b-1) Fees and Shareholder Servicing Fees), dividend and interest expenses on securities sold short, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) from exceeding the level set forth below with respect to each of a Fund’s share classes until January 31, 2027. This agreement may be terminated: (i) by the Board of Trustees (the “Board”) of The Advisors’ Inner Circle Fund II (the “Trust”), for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on January 31, 2027.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

Contractual Expense Limit
Vontobel Global Environmental Change Fund	0.65%
Vontobel U.S. Equity Fund	0.50%

In addition, if at any point total annual Fund operating expenses (not including excluded expenses) are below the levels as set forth above, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the levels set forth above to recover all or a portion of its prior fee reductions or expense reimbursements made during the preceding three-year period up to the expense cap in place at the time the expenses were waived, during which this agreement was in place.

During the period ended March 31, 2025, the Funds did not recapture any previously waived fees and/or reimbursed expenses.

As of March 31, 2025, fees previously waived and/or reimbursed by the Adviser, which may be subject to possible future recapture are as follows:

	Subject to Repayment Until March 31, 2025	Subject to Repayment Until March 31, 2026	Subject to Repayment Until March 31, 2027
Vontobel Global Environmental Change Fund	N/A	$23,452	$60,890
Vontobel U.S. Equity Fund	N/A	26,551	67,848

6. Investment Transactions:

Purchases and sales of investment securities other than in-kind transactions and short-term investments, for the period ended March 31, 2025, were as follows:

	Purchases	Sales and Maturities
Vontobel Global Environmental Change Fund	$2,634,932	$(2,950,221)
Vontobel U.S. Equity Fund	5,231,348	(26,534,634)

For the period ended March 31, 2025, there were no purchases or sales of long-term U.S. Government securities by the Fund.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

7. Share Transactions:

	Vontobel Global Environmental Change Fund		Vontobel U.S. Equity Fund

A Shares(1)
Issued	8		329
Reinvested	—	*	—	*
Total A Shares Transactions	8		329

Y Shares
Issued	1,001,026	**	2,278,320	**
Reinvested	25		56,406
Redeemed	—		(1,195,481)
Total Y Shares Transactions	1,001,051		1,139,245

Institutional Shares(2)
Issued	8		6
Reinvested	—		—
Total Institutional Shares Transactions	8		6

Net Increase (Decrease) in Shares Outstanding From Share Transactions	1,001,067		1,139,580

(1)	Commenced operations on October 18, 2024.
(2)	Commenced operations on January 6, 2025.

*	Amount rounds to less than 1 share.

**	Includes transfer of assets from the Predecessor Fund (see Note 11).

8. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to Distributable Earnings (Accumulated Losses) or Paid-in Capital, as appropriate, in the period that the differences arise.

For Federal income tax purposes, the difference between Federal tax cost and book cost are primarily due to wash sales loss deferrals. The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Funds at March 31, 2025, were as follows:

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
Vontobel Global Environmental Change Fund	$10,295,808	$1,805,235	$(660,557)	$1,144,678
Vontobel U.S. Equity Fund	12,765,473	6,246,211	(112,621)	6,133,590

9. Concentration of Risks:

As with all mutual funds, there is no guarantee that the fund will achieve its investment objective. You could lose money by investing in the Funds. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Convertible Securities Risk (Both Funds) – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Depositary Receipts Risk (Both Funds) – Investments in Depositary Receipts may be less liquid and more volatile than the underlying securities in their primary trading market. If a Depositary Receipt is denominated in a different currency than its underlying securities, the Fund will be subject to the currency risk of both the investment in the Depositary Receipt and the underlying security. Holders of Depositary Receipts may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of Depositary Receipts may differ from the prices

Derivatives Risk (Global Environmental Change) – The Fund’s use of futures, options and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk, liquidity risk and market risk are described elsewhere in this section. Many over-the-counter (OTC) derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The Fund’s use of OTC options and swaps is also subject to credit risk and valuation risk. Valuation risk and credit risk are described above. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. The Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

Emerging Markets Securities Risk (Both Funds) – The Funds’ investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Equity Risk (Both Funds) – Since it purchases equity securities, the Funds are subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Funds’ securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Funds.

ESG Integration/Active Ownership Risk (Both Funds) – The Funds intend to invest a portion of its assets in companies with higher ESG ratings. The considerations assessed as part of ESG processes may vary across types of investments and issuers and not every factor may be identified or considered for all investments. This may affect the Funds’ exposure to certain companies or industries and the Funds may forgo certain investment opportunities; however, these ratings are viewed holistically and the Funds may not forego an investment solely based upon a low score. The Funds’ results may be lower than other funds that do not seek to invest in companies based on ESG ratings and/or screen out certain companies or industries. The ability to meet ESG objectives might be affected by incomplete or inaccurate data from third-party providers. As a result, the Funds may invest in companies that do not reflect the beliefs and values of any particular investor.

Foreign Company Risk (Both Funds) – Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Funds may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

Foreign Currency Risk (Both Funds) – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Funds’ investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Geographic Focus Risk (Global Environmental Change) – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

IPO Risk (Global Environmental Change) – The market value of shares issued in an IPO may fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about a company’s business model, quality of management, earnings growth potential, and other criteria used to evaluate its investment prospects. Accordingly, investments in IPO shares involve greater risks than investments in shares of companies that have traded publicly on an exchange for extended periods of time. Investments in IPO shares may also involve high transaction costs, and are subject to market risk and liquidity risk, which are described elsewhere in this section.

Large Capitalization Company Risk (Both Funds) – The large capitalization companies in which the Funds may invest may lag the performance of smaller capitalization companies because large capitalization companies may experience slower rates of growth than smaller capitalization companies and may not respond as quickly to market changes and opportunities.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

Market Risk (Both Funds) – The prices of and the income generated by the Funds’ securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Funds invest, which in turn could negatively impact the Funds’ performance and cause losses on your investment in the Funds. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

New Fund Risk (Both Funds) – Because the Funds are new, investors in the Funds bear the risk that the Funds may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Funds being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Preferred Stock Risk (Both Funds) – Preferred stocks are nonvoting equity securities that pay a stated fixed or variable rate of return. Preferred stocks are subject to issuer-specific risks (such as credit risk) and market risks applicable generally to equity securities. The market value of preferred stocks generally decreases when interest rates rise. Preferred stocks generally are subordinated to bonds and other debt instruments in a company’s capital structure in terms of priority to corporate income and liquidation payments and, therefore, will be subject to greater credit risk than the company’s bonds and other debt instruments.

Real Estate Investment Trusts Risk (Both Funds) – REITs are pooled investment vehicles that own, and usually operate, income producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Funds. Accordingly, the Funds’ investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Risk of Investing in China (Global Environmental Change) – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

Screening Criteria Risk (Global Environmental Change) – The Fund’s focus on the Impact Pillars may influence its exposure to certain companies, sectors, and/or industries, which may adversely affect the Fund’s performance depending on how such companies, sectors, and/or industries are performing relative to the market. Over time the Adviser’s judgment of a company’s or industry’s profile may change. Such judgements may be based on information that could be incomplete, inaccurate or unavailable, which may adversely affect the Adviser’s analysis. The Fund’s focus on the Impact Pillars may result in the Fund forgoing opportunities to buy certain companies when it might otherwise be advantageous to do so or selling companies when it might be otherwise disadvantageous to do so.

Small- and Mid-Capitalization Company Risk (Both Funds) – The small- and mid-capitalization companies in which the Funds may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small- and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Stock Connect Investing Risk (Global Environmental Change) – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

Sustainability Risk (Both Funds) – Certain ESG events or conditions that, if they occur, could cause an actual or potential material negative impact on the value of an investment. Such risks include, but are not limited to: climate-related and environmental risks (such as environmental product stewardship, footprint, natural resource management, alignment with local and international targets and laws, effects of climate change on agriculture or effects of rising sea level); social risks evaluated as material for the sector (including, without limitation, matters relating to treatment and welfare of employees, supply chain management, data security and privacy, business ethics, severe human rights violation by governments or abuse of civil liberties); governance risks (including, without limitation, business ethics, rights of minority shareholders, independence of board oversight, ownership structures, related party transactions, political stability, economic, political and social framework or government effectiveness); severe sustainability controversies, and violations of international norms.

Third-Party Data Provider Risk (Both Funds) – In assessing the eligibility of a company based on ESG research, the Adviser may rely on information and data from third party ESG data providers and companies, and on internal analyses, which may be based on certain assumptions or hypothesis. The data obtained from third party data providers or companies may be incomplete, inaccurate, or unavailable and the assumptions or models on which internal analysis rests may have flaws which render the internal assessment incomplete or inaccurate. As a result, there exists a risk that the Adviser incorrectly assesses a security or company, resulting in the incorrect inclusion or exclusion of a security in the Funds’ portfolios.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

10. Concentration of Shareholders:

At March 31, 2025, the percentage of total shares outstanding held by shareholders for the Funds, which are comprised of affiliated omnibus accounts, unless otherwise indicated, that are held on behalf of various individual shareholders, was as follows:

Vontobel Global Environmental Change Fund	No. of Shareholders	% Ownership
A Shares	1	100%
Y Shares	1	100%
Institutional Shares	1	100%

Vontobel U.S. Equity Fund	No. of Shareholders	% Ownership
A Shares	1	98%
Y Shares	3	91%
Institutional Shares	1	100%

11. In-Kind Transactions:

Due to the Funds’ reorganization on October 18, 2024, the Funds received contributions in-kind of investment securities, accrued interest income, accrued receivables and cash. The securities were received in a tax-free transaction at their current value including unrealized appreciation/(depreciation) on the date of the transaction. The details of the contributions are as follows:

Vontobel Global Environmental Change Fund:

Transaction Date	Shares Issued	Securities at Cost	Unrealized Appreciation (Depreciation)	Interest Accrued Receivable	Cash	Total Assets
10/18/2024	1,001,018	$9,763,391	$2,963,016	$14,334	557,835	$13,173,333

Vontobel U.S. Equity Fund:

Transaction Date	Shares Issued	Securities at Cost	Unrealized Appreciation (Depreciation)	Interest Accrued Receivable	Cash	Total Assets
10/18/2024	2,208,283	$28,191,462	$12,464,270	$20,925	404,582	$41,002,474

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025 (Unaudited)

12. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

13. Recent Accounting Pronouncement:

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

14. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025

Other Information (Form N-CSRS Items 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory agreement (the “Agreement”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund II (the “Trust”) who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on May 20–21, 2024 to decide whether to approve the Agreement for an initial two-year term (the “May Meeting”). At the May Meeting, the Board also considered the proposed reorganizations of the Vontobel U.S. Equity Institutional Fund and Vontobel Global Environmental Change Fund (the “Predecessor Funds”) of the Advisers Investment Trust into the Funds. The Predecessor Funds were advised by Vontobel Asset Management, Inc. (“Vontobel” or the “Adviser”). In considering the approval of the Agreement, the Board considered that Vontobel would continue to serve as the investment adviser of the Funds and that the portfolio management teams of the Funds would be substantially the same as the portfolio management teams of the Predecessor Funds. In preparation for the May Meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. The Trustees used this information, as well as other information that the Adviser and other service providers of the Funds presented or submitted to the Board at the May Meeting, to help them decide whether to approve the Agreement for an initial two-year term.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; and (x) the Adviser’s performance in managing similar accounts.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the May Meeting to help the Trustees evaluate the Adviser’s services, fees and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser.

At the May Meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Funds, approved the Agreement. In considering the approval of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser; and (ii) the fees to be paid to the Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser, the Board reviewed the portfolio management services to be provided by the Adviser to the Funds, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreement. The Trustees also reviewed the Adviser’s proposed investment and risk management approaches for the Funds. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Funds’ investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser would be satisfactory.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025

Investment Performance of the Adviser

Because Vontobel served as the investment adviser of the Predecessor Funds, and the portfolio management teams of the Funds would be substantially the same as the portfolio management teams of the Predecessor Funds, the Board considered the investment performance of the Predecessor Funds in considering the approval of the Agreement. Representatives from the Adviser provided information regarding the performance of the Predecessor Funds. Following evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of the Adviser and its investment management personnel supported approval of the Agreement.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Adviser to other clients with comparable mandates to the U.S. Equity Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser. The Board also considered the Adviser’s commitment to managing the Funds and its willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, it was not possible to determine the profitability that the Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND II	vontobel FUNDS MARCH 31, 2025

Approval of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreement for an initial term of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Vontobel Funds:

P.O. Box 219009

Kansas City, MO 64121

Investment Adviser:

Vontobel Asset Management, Inc.

66 Hudson Boulevard, Suite 3401

New York, NY 10001

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

VON-SA-002-0100

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund II

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: June 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: June 6, 2025